SIGNIFICANT ACCOUNTING POLICIES (Inventories) (Details) - Inventory Valuation Reserve [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Inventory provision, beginning of year	$ 27,438	$ 21,738
Increase (decrease) in inventory provision	(4,208)	9,848
Write off	(3,290)	(4,148)
Inventory provision, end of year	$ 19,940	$ 27,438